UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004

Item 1. Schedule of Investments.

PIC Growth Fund

SCHEDULE OF INVESTMENTS at July 31, 2004 (Unaudited)

Shares			Value
COMMON STOCKS: 97.8%

Aerospace/Defense: 1.2%
10,300	Rockwell Collins, Inc.		$352,466

Air Freight & Couriers: 2.4%
18,600	J.B. Hunt Transport Services, Inc.		$714,426

Automobiles & Motorcycles: 2.0%
10,000	Harley Davidson, Inc.		$598,700

Biotechnology: 3.8%
6,500	Biogen Idec, Inc.*		$390,000
15,400	Genentech, Inc.*		$749,672
			1,139,672

Chemicals: 2.0%
14,900	Praxair, Inc.		$587,805

Commercial Services & Supplies: 3.9%
7,100	Apollo Group, Inc.*		$593,205
6,500	University of Phoenix Online*		560,105
			1,153,310

Communications Equipment: 5.8%
63,500	Cisco Systems, Inc.*		$1,324,610
24,700	Motorola, Inc.		$393,471
			1,718,081

Consumer Finance: 4.9%
11,100	Capital One Financial Corp.		$769,452
17,800	SLM Corp.		674,976
			1,444,428

Electronic Equipment & Instruments: 2.6%
18,300	Agilent Technologies, Inc. *		$435,723
47,600	Sanmina-SCI Corp.*		349,384
			785,107

Energy Equipment & Services: 2.3%
13,500	BJ Services Co.*		$670,410

Healthcare Equipment & Supplies: 11.6%
5,400	Alcon, Inc. #		$413,640
8,500	Boston Scientific Corp.*		325,210
10,700	Guidant Corp.		591,924
17,000	St. Jude Medical, Inc.*		1,158,210
7,800	Varian Medical Systems, Inc.*		$538,278
5,700	Zimmer Holdings, Inc.*		434,967
			3,462,229

Healthcare Providers & Services: 4.3%
20,500	UnitedHealth Group, Inc.		$1,289,450

Household Durables: 1.1%
6,200	Pulte Homes, Inc.		$338,706

Investment Banking: 3.4%
11,300	The Goldman Sachs Group, Inc.		$996,547

Internet Catalog Retail: 1.9%
7,200	eBay, Inc.*		$563,976

Internet Software & Services: 1.8%
17,200	YAHOO!, Inc.*		$529,760

IT Consulting & Services: 1.6%
15,500	Paychex, Inc.		$476,005

Machinery: 0.9%
7,350	Navistar International Corp.*		$264,233

Media: 4.2%
26,100	Echostar Communications Corp. - Class A*		$723,492
18,600	Univision Communications, Inc.*		$538,842
			1,262,334

Mutliline Retail: 3.6%
15,700	Dollar Tree Stores, Inc.*		$422,487
14,316	Kohl's Corp.*		$655,100
			1,077,587
Pharmaceuticals: 6.9%
16,400	Forest Laboratories, Inc. - Class A*		$824,756
41,800	Teva Pharmaceutical Industries Ltd. - ADR		$1,237,280
			2,062,036

Semiconductors: 10.1%
9,200	Broadcom Corp. - Class A*		325,312
54,600	Intel Corp.		1,331,148
15,700	Maxim Integrated Products, Inc.		755,170
20,400	Xilinx, Inc.		$600,372
			3,012,002

Software: 7.6%
9,900	Cognos, Inc. # *		333,432
13,700	Mercury Interactive Corp.*		500,872
26,900	SAP AG - ADR		1,076,269
7,400	Symantec Corp.*		346,024
			2,256,597

Specialty Retail: 1.4%
8,300	Lowe's Companies, Inc.		$404,376

Textiles Apparel & Luxury Goods: 1.6%
14,600	Polo Ralph Lauren Corp.		$481,216

Thrifts & Mortgage Finance: 4.9%
20,299	Countrywide Financial Corp.		$1,463,558

TOTAL COMMON STOCKS
(cost $25,406,851)			29,105,017

Principal
Amount			Value
MONEY MARKET INVESTMENTS: 2.3%

$ 335,237	SEI Daily Income Treasury Fund	$$	335,237
335,237	SEI Daily Income Trust Government Fund		$335,237
			670,474
TOTAL MONEY MARKET INVESTMENTS
(cost $670,474)			670,474

	TOTAL INVESTMENTS IN SECURITIES
	(cost $26,077,325): 100.1%		29,775,491
	LIABILITIES IN EXCESS OF OTHER ASSETS: (0.1%)		(14,492)

	NET ASSETS: 100.0%		$29,760,999

* Non-income producing security.
# U.S. traded security of a foreign issuer.
ADR - American Depository Receipt.

PIC Flexible Growth Fund

SCHEDULE OF INVESTMENTS at July 31, 2004 (Unaudited)

Shares		Value
COMMON STOCKS: 96.3%

Aerospace/Defense: 1.1%
875	Rockwell Collins, Inc.	$29,942

Air Freight & Couriers: 1.4%
950	J.B. Hunt Transport Services, Inc.	$36,489

Automobiles & Motorcycles: 1.9%
825	Harley Davidson, Inc.	$49,393

Biotechnology: 3.6%
550	Biogen Idec, Inc.*	$33,000
1,275	Genentech, Inc.*	$62,067
		95,067

Commercial Services & Supplies: 4.3%
575	Apollo Group, Inc.*	$48,041
725	University of Phoenix Online*	62,473
		110,514

Communications Equipment: 5.2%
4,875	Cisco Systems, Inc.*	$101,692
2,100	Motorola, Inc.	$33,453
		135,145

Consumer Finance: 4.8%
1,025	Capital One Financial Corp.	$71,053
1,450	SLM Corp.	54,984
		126,037

Electronic Equipment & Instruments: 2.5%
1,550	Agilent Technologies, Inc. *	$36,905
4,025	Sanmina-SCI Corp.*	29,543
		66,448

Energy Equipment & Services: 2.2%
1,150	BJ Services Co.*	$57,109

Healthcare Equipment & Supplies: 12.5%
465	Alcon, Inc. #	$35,619
975	Boston Scientific Corp.*	37,303
900	Guidant Corp.	49,788
1,500	St. Jude Medical, Inc.*	102,195
660	Varian Medical Systems, Inc.*	$45,547
710	Zimmer Holdings, Inc.*	54,180
		324,632

Healthcare Providers & Services: 6.6%
2,725	UnitedHealth Group, Inc.	$171,403

Hotels, Restaurants & Leisure: 1.8%
975	Starbucks Corp.*	$45,786

Household Durables: 1.1%
525	Pulte Homes, Inc.	$28,681

Internet Software & Services: 2.0%
1,700	YAHOO!, Inc.*	$52,360

IT Consulting & Services: 4.6%
2,870	Cognizant Technology Solutions Corp. - Class A*	79,068
1,300	Paychex, Inc.	$39,923
		118,991

Machinery: 0.9%
625	Navistar International Corp.*	$22,469

Media: 4.0%
2,150	Echostar Communications Corp. - Class A*	$59,598
1,580	Univision Communications, Inc.*	$45,773
		105,371

Mutliline Retail: 3.2%
1,000	Dollar Tree Stores, Inc.*	$26,910
1,225	Kohl's Corp.*	$56,056
		82,966
Pharmaceuticals: 6.7%
1,375	Forest Laboratories, Inc. - Class A*	$69,149
3,525	Teva Pharmaceutical Industries Ltd. - ADR	$104,340
		173,489

Semiconductors: 8.0%
1,400	Broadcom Corp. - Class A*	49,504
4,575	Intel Corp.	111,539
1,600	Xilinx, Inc.	$47,088
		208,131

Software: 7.7%
1,200	Cognos, Inc.* #	40,416
1,070	Mercury Interactive Corp.*	39,119
2,275	SAP AG - ADR	91,023
635	Symantec Corp.*	29,693
		200,251

Specialty Retail: 3.9%
1,175	Lowe's Companies, Inc.	$57,246
1,250	Tractor Supply Co.*	45,325
		102,571

Textiles Apparel & Luxury Goods: 1.5%
1,225	Polo Ralph Lauren Corp.	$40,376

Thrifts & Mortgage Finance: 4.8%
1,725	Countrywide Financial Corp.	$124,373

TOTAL COMMON STOCKS
(cost $2,631,616)		2,507,994

Principal
Amount		Value
MONEY MARKET INVESTMENTS: 4.0%

52,103	SEI Daily Income Treasury Fund	$52,103
52,103	SEI Daily Income Trust Government Fund	52,103
		104,206
TOTAL MONEY MARKET INVESTMENTS
(cost $104,206)		104,206

	TOTAL INVESTMENTS IN SECURITIES
	(cost $2,735,822): 100.3%	2,612,200
	LIABILITIES IN EXCESS OF OTHER ASSETS: (0.3%)	(8,842)

	NET ASSETS: 100.0%	$2,603,358

* Non-income producing security.
# U.S. traded security of a foreign issuer.
ADR - American Depository Receipt.

PIC Small Cap Growth Fund

SCHEDULE OF INVESTMENTS at July 31, 2004 (Unaudited)

Shares			Value
COMMON STOCKS: 96.4%

Aerospace & Defense: 0.3%
26,500	Esterline Technologies Corp.*		$831,835

Air Freight & Couriers: 0.8%
48,300	UTI Worldwide, Inc. #		$2,486,967

Airlines: 0.6%
159,000	AirTran Holdings, Inc.*		$1,772,850

Banks: 3.3%
119,208	Southwest Bancorporation of Texas, Inc.		$2,425,883
52,932	UCBH Holdings, Inc.		$2,069,112
75,200	Westcorp, Inc.		$3,126,816
49,622	Wintrust Financial Corp.		$2,631,455
			10,253,266

Biotechnology: 2.6%
63,600	Corgentech, Inc.*		$880,224
97,500	Digene Corp.*		$3,328,650
26,400	Eyetech Pharmaceuticals, Inc.*		979,440
88,700	Ligand Pharmaceuticals Inc., - Class B*		1,224,947
107,800	Tanox, Inc.*		1,689,226
			8,102,487

Chemicals: 0.7%
73,300	Headwaters, Inc.*		$2,033,342

Commercial Services & Supplies: 8.0%
116,400	Administaff, Inc.*		1,548,120
51,200	Asset Acceptance Capital Corp.*		881,664
133,320	Corinthian Colleges, Inc.*		$2,495,750
78,452	CoStar Group, Inc.*		$3,330,287
71,734	Education Management Corp.*		$1,991,336
58,350	Intersections, Inc.*		853,077
186,700	Navigant Consulting, Inc.*		$3,911,365
71,250	Portfolio Recovery Associates, Inc.*		$1,885,988
125,600	Quest Software, Inc.*		1,514,736
71,904	Resources Connection, Inc.*		$2,788,437
36,300	Strayer Education, Inc.		$3,536,346
			24,737,106

Communications Equipment: 3.0%
41,600	Avocent Corp.*		$1,245,504
87,150	Ditech Communications Corp.*		1,794,419
102,400	F5 Networks, Inc.*		$2,681,856
187,105	Tekelec*		$3,635,450
			9,357,229

Computer Storage & Peripherals: 1.5%
41,000	Avid Technology, Inc.*		$1,916,340
77,650	Electronics for Imaging, Inc.*		$1,558,436
53,900	Novatel Wireless, Inc.*		1,238,083
			4,712,859

Construction & Engineering: 0.9%
91,600	Chicago Bridge & Iron Co. - ADR		$2,673,804

Electrical Equipment: 1.5%
279,700	Power-One Inc.*		$2,452,969
37,900	Roper Industries, Inc.		$2,122,400
			4,575,369

Electronic Equipment & Instruments: 4.2%
144,100	Aeroflex, Inc.*		1,598,069
133,000	Cherokee International Corp.*		1,185,030
109,500	FARO Technologies, Inc.*		2,576,535
69,906	FLIR Systems, Inc.*		$4,448,119
117,250	Trimble Navigation, Ltd.*		$3,256,033
			13,063,786

Energy Equipment & Services: 2.6%
202,000	KFx, Inc.*		1,601,860
64,500	Maverick Tube Corp.*		$1,860,180
69,235	TETRA Technologies, Inc.*		$1,824,342
144,700	W-H Energy Services, Inc.*		2,908,470
			8,194,852

Food & Drug Retailing: 1.5%
120,400	United Natural Foods, Inc.*		$2,609,068
166,150	Wild Oats Markets, Inc.*		$2,093,490
			4,702,558

Health Care Equipment & Supplies: 4.8%
84,700	Abaxis, Inc.*		1,271,347
151,530	Align Technology, Inc.*		2,603,285
66,000	EPIX Medical, Inc.*		1,191,300
67,000	I-Flow Corp.*		856,260
5,300	Immucor, Inc.*		107,378
82,600	Intuitive Surgical, Inc.*		1,889,888
118,500	Merit Medical Systems, Inc.*		2,000,280
47,500	Ventana Medical Systems, Inc.*		2,371,675
36,300	Wright Medical Group, Inc.*		1,002,969
46,739	Zoll Medical Corp.*		$1,581,648
			14,876,030

Health Care Providers & Services: 7.0%
74,200	America Service Group, Inc.*		$2,628,906
187,700	American Healthways, Inc.*		$5,111,071
44,400	AMERIGROUP Corp.*		$2,129,424
61,200	Andrx Corp.*		$1,587,528
73,500	eResearch Technology, Inc.*		$1,830,885
135,600	Omnicell, Inc.*		$1,979,760
79,400	Radiation Therapy Services, Inc.*		$1,076,664
52,399	United Surgical Partners International, Inc.*		$1,846,541
74,523	VCA Antech, Inc.*		$3,132,202
17,000	WellCare Health Plans, Inc.*		$333,200
			21,656,181

Hotels, Restaurants & Leisure: 3.7%
49,100	Life Time Fitness, Inc.*		$1,136,665
25,942	P.F. Chang's China Bistro, Inc.*		$1,152,603
58,610	RARE Hospitality International, Inc.*		$1,653,388
57,500	Red Robin Gourmet Burgers, Inc.*		$1,960,750
74,792	Station Casinos, Inc.		$3,231,014
89,900	WMS Industries, Inc.*		$2,448,876
			11,583,296

Household Durables: 0.6%
55,200	Helen of Troy, Ltd. # *		$1,729,416

Insurance: 1.3%
77,900	Affirmative Insurance Holdings, Inc.*		1,184,080
96,900	Direct General Corp.		$2,881,806
			4,065,886

Internet Software & Services: 6.8%
140,500	Akamai Technologies, Inc.*		2,097,665
80,000	Aladdin Knowledge Systems # *		1,510,400
69,100	Ask Jeeves, Inc.*		$2,009,428
138,900	CNET Networks, Inc.*		1,268,157
90,982	Digital Insight Corp.*		$1,349,263
115,700	Equinex, Inc. *		3,760,250
16,250	InfoSpace, Inc.*		$608,725
114,700	Motive, Inc.*		986,420
88,100	Open Text Corp. # *		2,235,097
48,200	SINA Corp. # *		$1,366,470
236,600	SupportSoft, Inc.*		$2,084,446
108,900	United Online, Inc.*		$1,698,840
			20,975,161

IT Consulting & Services: 5.9%
121,200	Alliance Data Systems Corp.*		$4,812,852
67,367	Anteon International Corp.*		$2,097,808
79,700	CACI International, Inc.*		$3,276,467
67,700	Cognizant Technology Solutions Corp.*		$1,865,135
74,500	Euronet Worldwide, Inc.*		1,341,000
64,600	iPayment Holdings, Inc.*		$2,503,896
56,100	SRA International, Inc. - Class A*		$2,384,811
			18,281,969

Machinery: 1.2%
9,350	Bucyrus International, Inc. - Class A*		224,400
53,700	Joy Global, Inc.		$1,594,353
48,800	Terex Corp.*		1,898,808
			3,717,561

Media: 1.1%
119,903	Cumulus Media, Inc. - Class A*		$1,760,176
185,363	Spanish Broadcasting System - Class A*		$1,592,268
			3,352,444

Multiline Retail: 1.0%
95,000	Tuesday Morning Corp.*		$3,055,200

Oil & Gas: 1.1%
71,700	Delta Petroleum Corp.*		932,817
44,800	Denbury Resources, Inc.*		978,880
56,200	Patina Oil & Gas Corp.		$1,657,338
			3,569,035

Pharmaceuticals: 4.0%
79,800	American Pharmaceutical Partners, Inc.*		$2,370,060
80,600	Bradley Pharmaceuticals, Inc.		1,897,324
52,800	Flamel Technologies - ADR		995,016
76,477	K-V Pharmaceutical Co. - Class A*		$1,331,465
51,218	Medicis Pharmaceutical Corp. - Class A		$1,832,068
121,800	Santarus, Inc.*		$1,230,180
32,020	Taro Pharmaceuticals Industries, Ltd # *		$715,007
81,102	The Medicines Co.*		$2,145,959
			12,517,079

Semiconductors: 3.5%
354,642	ChipPAC, Inc. - Class A*		$1,766,117
95,150	FormFactor, Inc.*		$1,910,612
107,000	Micrel, Inc.*		$1,098,890
253,900	Microsemi Corp.*		$3,110,275
168,800	Pixelworks, Inc.*		$1,652,552
82,000	Standard Microsystems Corp.*		$1,411,220
			10,949,666

Semiconductor Equipment: 2.3%
72,400	Brooks Automation, Inc.*		$1,043,284
41,321	Cymer, Inc.*		$1,183,433
143,700	FEI Co.*		$2,889,807
156,900	O2Micro International, Ltd * #		$2,019,303
			7,135,827

Software: 6.2%
46,600	Altiris, Inc.*		$1,170,126
49,800	Blackboard, Inc.*		921,300
125,474	FileNet Corp.*		$2,384,006
51,200	Hyperion Solutions Corp.*		2,100,224
139,100	Macromedia, Inc.*		$2,809,820
61,800	Open Solutions, Inc.*		$1,399,152
79,600	Salesforce.com, Inc.*		1,035,596
89,136	SERENA Software, Inc.*		$1,372,694
68,300	Sonic Solutions*		$1,202,080
75,800	SS&C Technologies, Inc.		1,527,370
444,850	TIBCO Software, Inc.*		$3,145,090
			19,067,458

Specialty Retail: 6.5%
134,887	Aaron Rents, Inc.		$4,332,570
113,850	Aeropostale, Inc.*		$3,470,148
80,800	Claire's Stores, Inc.		$1,862,440
63,042	Cost Plus, Inc.*		$2,109,385
42,800	Guitar Center, Inc.*		$1,923,860
31,958	Hot Topic, Inc.*		$508,771
61,500	The Pep Boys - Manny, Moe & Jack		1,273,050
61,500	Tractor Supply Co.*		$2,229,990
43,600	Urban Outfitters, Inc.*		$1,296,664
46,650	West Marine, Inc.*		$963,789
			19,970,667

Textiles, Apparel & Luxury Goods: 2.1%
95,600	Fossil, Inc.*		2,312,564
24,000	Oxford Industries, Inc.		949,680
151,796	Quiksilver, Inc.*		$3,272,722
			6,534,966

Thrifts & Mortgage Finance: 0.6%
65,986	BankUnited Financial Corp. - Class A*		$1,771,064

Trading Companies & Distributors: 1.3%
132,000	MSC Industrial Direct Co., Inc. - Class A		$4,131,600

Trucking: 1.1%
115,262	Old Dominion Freight Line, Inc.*		$3,344,903

Wireless Telecommunications: 2.8%
139,650	NII Holdings, Inc. *		$5,309,493
127,500	Western Wireless Corp. - Class A*		$3,364,725
			8,674,218
TOTAL COMMON STOCKS
(cost $260,671,798)			$298,457,937

Principal
Amount			Value
CONVERTIBLE BONDS: 0.0%

$ 15,059	TIMCO Aviation Services, Inc., 8.00%, 1/2/2007 (Cost $83)	$$	-

MONEY MARKET INVESTMENTS: 4.1%

6,288,614	SEI Daily Income Treasury Fund		$6,288,614
6,304,754	SEI Daily Income Trust Government Fund		$6,304,754
			12,593,368
TOTAL MONEY MARKET INVESTMENTS
(cost $12,593,368)			12,593,368

	TOTAL INVESTMENTS IN SECURITIES
	(cost $273,265,249): 100.5%		$311,051,305
	LIABILITIES IN EXCESS OF OTHER ASSETS: (0.5%)		(1,528,035)

	NET ASSETS: 100.0%		$309,523,270

* Non-income producing security.
# U.S. traded security of a foreign issuer.
ADR - American Depository Receipt.

PIC Twenty Fund

SCHEDULE OF INVESTMENTS at July 31, 2004 (Unaudited)

Shares			Value
COMMON STOCKS: 98.2%

Automobiles & Motorcycles: 2.8%
8,700	Harley-Davidson, Inc.	$	$ 520,869

Biotechnology: 8.4%
13,900	Biogen Idec, Inc.*		$834,000
14,800	Genentech, Inc.*		$720,464
			1,554,464

Communications Equipment: 7.9%
47,000	Cisco Systems, Inc.*		980,420
30,600	Motorola, Inc.		487,458
			1,467,878

Consumer Finance: 1.0%
2,700	Capital One Financial Corp.		$187,164

Electronic Equipment & Instruments: 2.7%
21,300	Agilent Technologies, Inc.*		$507,153

Energy Equipment & Services: 2.2%
8,300	BJ Services Co.*		$412,178

Healthcare Equipment & Supplies: 12.2%
11,600	Guidant Corp.		641,712
10,700	St. Jude Medical, Inc.*		728,991
5,100	Varian Medical Systems, Inc.*		$351,951
7,000	Zimmer Holdings, Inc.*		534,170
			2,256,824

Healthcare Providers & Services: 5.7%
16,900	UnitedHealth Group, Inc.		$1,063,010

Internet Catalog Retail: 3.5%
8,400	eBay, Inc.*		$657,972

Investment Banking: 4.2%
8,800	The Goldman Sachs Group, Inc.		776,072

Media: 3.9%
26,100	EchoStar Communications Corp. - Class A*		$723,492

Multiline Retail: 3.8%
15,300	Kohl's Corp.*		$700,128

Pharmaceuticals: 9.7%
17,100	Forest Laboratories, Inc. - Class A*		859,959
31,600	Teva Pharmaceutical Industries Ltd. - ADR		$935,360
			1,795,319

Semiconductors: 13.8%
11,500	Broadcom Corp. - Class A*		$406,640
35,300	Intel Corp.		$860,614
18,300	Maxim Integrated Products, Inc.		$880,230
13,900	Xilinx, Inc.		409,077
			2,556,561

Software: 10.1%
15,800	Mercury Interactive Corp.*		$577,648
21,800	SAP AG - ADR		872,218
9,300	Symantec Corp.*		434,868
			1,884,734

Thrifts & Mortgage Finance: 6.3%
16,349	Countrywide Financial Corp.		$1,178,763

TOTAL COMMON STOCKS
(cost $17,642,600)			18,242,581

Principal
Amount			Value
MONEY MARKET INVESTMENTS: 1.9%

$ 172,863	SEI Daily Income Treasury Fund	$	$ 172,863
172,863	SEI Daily Income Trust Government Fund		$172,863
			345,726
TOTAL MONEY MARKET INVESTMENTS
(cost $345,726)			345,726

	TOTAL INVESTMENTS IN SECURITIES
	(cost $17,988,326): 100.1%		18,588,307
	LIABILITIES IN EXCESS OF OTHER ASSETS: (0.1%)		(16,229)

	NET ASSETS: 100.0%		$ 18,572,078

* Non-income producing security.
# U.S. traded security of a foreign issuer
ADR - American Depository Receipt.

Item 2. Controls and Procedures.

(a)	The Registrantäs President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SINATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)_/s/ Eric M. Banhazl
                                                  Eric M. Banhazl, President

Date 9/24/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _/s/ Eric M. Banhazl
                                                     Eric M. Banhazl, President

Date 9/24/04

By (Signature and Title)* _/s/ Douglas G. Hess
     Douglas G. Hess, Treasurer

Date 9/24/04

* Print the name and title of each signing officer under his or her signature.